Concentration of Credit Risk	3 Months Ended
Mar. 31, 2015
Concentration Of Credit Risk [Abstract]
Concentration of Credit Risk
Note 3 – Concentration of Credit Risk

For the three months ended March 31, 2015 and 2014, the following customers accounted for the following percentages of the Company’s sales, respectively.

Customer	2015	2014
A	30%	9%
B	28%	25%
C	18%	-%
D	3%	54%

As of March 31, 2015 and December 31, 2014, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2015	2014
A	35%	22%
B	17%	-%
C	16%	-%
D	12%	25%
E	-%	35%